Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	$ 17,248	$ 13,349
Insurance service results	(102)	(122)
Net finance expenses from insurance contracts	531	1,267
Total cash flows	350	767
Other changes in the net carrying amount of the insurance contract	5	(4)
Insurance contract liabilities, end of period	18,032	15,257
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	17,047	13,114
Insurance service results	(423)	(385)
Net finance expenses from insurance contracts	531	1,267
Total cash flows	658	1,037
Other changes in the net carrying amount of the insurance contract	1	(1)
Insurance contract liabilities, end of period	17,814	15,032
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of period	201	235
Insurance service results	321	263
Total cash flows	(308)	(270)
Other changes in the net carrying amount of the insurance contract	4	(3)
Insurance contract liabilities, end of period	$ 218	$ 225